Prepayments and other assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Prepayments and other assets
20.	Prepayments and other assets

(in €‘000)	December 31, 2021	December 31, 2020
Current prepayments and other assets	11,432	8,114
Total	11,432	8,114

Current prepayments and other assets primarily relate to prepaid chargers, charging equipment that have not yet been delivered to the Group prepaid software licenses with a duration of less than twelve months and other costs to fulfil a contract.